UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,050.10	$ 4.88
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.03	$ 4.81

* Expenses are equal to the Fund's annualized expense ratio of .96%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	17.7	14.6
Mexico	10.2	9.9
Turkey	7.2	4.3
Russia	7.0	14.6
Venezuela	6.7	12.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	17.5	14.4
United Mexican States	10.2	9.9
Turkish Republic	7.2	4.3
Venezuelan Republic	6.7	12.0
Philippine Republic	5.5	4.6
	47.1
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Corporate Bonds 11.0%	Corporate Bonds 8.9%
Government Obligations 72.4%	Government Obligations 72.1%
Stocks 0.1%	Stocks 0.2%
Other Investments 1.0%	Other Investments 0.0%
Short-Term Investments and Net Other Assets 15.5%	Short-Term Investments and Net Other Assets 18.8%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.0%
		Principal Amount (f)	Value (Note 1)
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		$ 5,787,000	$ 6,568,245
Brazil - 0.2%
Braskem SA 11.75% 1/22/14 (e)		2,135,000	2,572,675
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		3,660,000	3,952,800
Egypt - 0.4%
Telecom Egypt SAE:
10.7% 2/4/10 (g)	EGP	17,205,300	2,977,074
10.95% 2/4/10	EGP	17,205,300	3,002,873
TOTAL EGYPT			5,979,947
Germany - 0.5%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		6,690,000	6,857,250
Dresdner Bank AG for Kyivstar GSM 7.75% 4/27/12 (e)		1,145,000	1,146,489
TOTAL GERMANY			8,003,739
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(e)		4,420,000	265,200
0% 7/5/01 (Reg. S) (c)		1,335,000	80,100
TOTAL INDONESIA			345,300
Korea (South) - 0.3%
Hanarotelecom, Inc. 7% 2/1/12 (e)		3,930,000	3,890,700
Luxembourg - 1.1%
Millicom International Cellular SA 10% 12/1/13		9,050,000	9,004,750
Mobile Telesystems Finance SA 8% 1/28/12 (e)		7,230,000	7,320,375
TOTAL LUXEMBOURG			16,325,125
Malaysia - 1.5%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		1,670,000	2,129,250
7.75% 8/15/15 (Reg. S)		3,200,000	3,960,000
Petronas Capital Ltd.:
7% 5/22/12		9,330,000	10,665,356
7.875% 5/22/22 (Reg. S)		4,005,000	5,108,878
TOTAL MALAYSIA			21,863,484
Nonconvertible Bonds - continued
		Principal Amount (f)	Value (Note 1)
Netherlands - 0.5%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		$ 7,905,000	$ 7,954,406
Russia - 2.8%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		5,375,000	5,764,688
OAO Gazprom:
9.625% 3/1/13		23,790,000	29,111,823
10.5% 10/21/09		4,975,000	5,957,563
TOTAL RUSSIA			40,834,074
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		3,855,000	4,433,250
United Kingdom - 0.2%
Standard Bank London Ltd. 8.125% 9/30/09		3,100,000	3,262,750
United States of America - 2.4%
Pemex Project Funding Master Trust:
8.625% 2/1/22		2,995,000	3,676,363
9.125% 10/13/10		26,935,000	31,682,294
TOTAL UNITED STATES OF AMERICA			35,358,657
TOTAL NONCONVERTIBLE BONDS (Cost $161,562,594)			161,345,152
Government Obligations - 72.4%

Argentina - 4.7%
Argentine Republic:
3.01% 8/3/12 (g)		39,810,000	35,495,794
discount 8.28% (with partial capitalization through 12/31/2013) 12/31/33 unit (h)		36,790,040	33,865,232
TOTAL ARGENTINA			69,361,026
Brazil - 17.5%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		51,629,294	52,855,476
debt conversion bond 4.3125% 4/15/12 (g)		4,381,233	4,211,460
4.3125% 4/15/12 (g)		11,422,500	10,979,878
8.875% 10/14/19		7,845,000	8,315,700
8.875% 4/15/24		14,340,000	14,913,600
10.25% 6/17/13		28,265,000	33,070,050
10.5% 7/14/14		34,610,000	41,064,765
11% 8/17/40		8,795,000	10,589,180
Government Obligations - continued
		Principal Amount (f)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
11.5% 3/12/08		$ 17,890,000	$ 20,573,500
12% 4/15/10		28,965,000	35,192,475
12.75% 1/15/20		9,310,000	12,708,150
14.5% 10/15/09		10,300,000	13,390,000
TOTAL BRAZIL			257,864,234
Colombia - 3.3%
Colombian Republic:
8.125% 5/21/24		2,860,000	2,845,700
9.75% 4/23/09		3,965,000	4,555,785
10% 1/23/12		6,385,000	7,438,525
10.375% 1/28/33		3,410,000	4,057,900
10.5% 7/9/10		11,765,000	14,000,350
10.75% 1/15/13		4,240,000	5,155,840
11.75% 2/25/20		7,860,000	10,335,900
TOTAL COLOMBIA			48,390,000
Dominican Republic - 0.3%
Dominican Republic 9.04% 1/23/18 (e)		4,030,000	4,206,313
El Salvador - 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		3,530,000	4,094,800
Guatemala - 0.2%
Guatemalan Republic (Reg. S) 10.25% 11/8/11		3,205,000	3,874,044
Indonesia - 0.1%
Indonesian Republic 7.25% 4/20/15 (e)		2,305,000	2,333,813
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		9,628,250	1,781,226
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		11,330,000	2,096,050
TOTAL IVORY COAST			3,877,276
Jamaica - 0.3%
Jamaican Government 11.75% 5/15/11 (Reg. S)		3,230,000	4,118,250
Lebanon - 2.6%
Lebanese Republic:
6.77% 11/30/09 (e)(g)		9,935,000	9,761,138
6.77% 11/30/09 (g)		3,165,000	3,109,613
10.125% 8/6/08		3,555,000	3,821,625
Government Obligations - continued
		Principal Amount (f)	Value (Note 1)
Lebanon - continued
Lebanese Republic: - continued
10.25% 10/6/09 (Reg. S)		$ 6,520,000	$ 7,106,800
11.625% 5/11/16 (Reg. S)		12,125,000	14,065,000
TOTAL LEBANON			37,864,176
Mexico - 10.2%
United Mexican States:
5.875% 1/15/14		13,020,000	13,586,370
6.375% 1/16/13		7,725,000	8,292,788
6.625% 3/3/15		20,780,000	22,878,780
6.75% 9/27/34		30,505,000	32,259,038
7.5% 1/14/12		8,605,000	9,715,045
7.5% 4/8/33		15,870,000	18,290,175
8% 9/24/22		6,960,000	8,526,000
8.125% 12/30/19		13,255,000	16,283,768
11.375% 9/15/16		6,895,000	10,256,313
11.5% 5/15/26		6,655,000	10,681,275
TOTAL MEXICO			150,769,552
Nigeria - 0.1%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,060,634	1,054,788
warrants 11/15/20 (a)(i)		4,000	120,000
TOTAL NIGERIA			1,174,788
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		3,405,000	3,456,075
Panama - 1.9%
Panamanian Republic:
7.25% 3/15/15		4,980,000	5,403,300
8.875% 9/30/27		2,410,000	2,879,950
9.375% 7/23/12		2,925,000	3,539,250
9.375% 1/16/23		3,345,000	4,139,438
9.375% 4/1/29		1,425,000	1,759,875
9.625% 2/8/11		8,765,000	10,386,525
TOTAL PANAMA			28,108,338
Peru - 3.5%
Peruvian Republic:
8.375% 5/3/16		4,295,000	4,831,875
8.75% 11/21/33		3,190,000	3,604,700
9.125% 2/21/12		15,250,000	17,995,000
Government Obligations - continued
		Principal Amount (f)	Value (Note 1)
Peru - continued
Peruvian Republic: - continued
9.875% 2/6/15		$ 9,380,000	$ 11,584,300
euro Brady past due interest 5% 3/7/17 (g)		13,787,000	13,235,520
TOTAL PERU			51,251,395
Philippines - 5.5%
Philippine Republic:
8.25% 1/15/14		5,745,000	5,773,725
8.375% 3/12/09		4,885,000	5,178,100
8.375% 2/15/11		21,015,000	21,803,063
8.875% 3/17/15		10,525,000	10,972,313
9% 2/15/13		9,810,000	10,349,550
9.5% 2/2/30		6,690,000	6,823,800
9.875% 3/16/10		6,420,000	7,134,225
9.875% 1/15/19		5,550,000	6,000,938
10.625% 3/16/25		6,130,000	6,865,600
TOTAL PHILIPPINES			80,901,314
Russia - 4.1%
Russian Federation:
5% 3/31/30 (Reg. S) (d)		9,062,500	10,150,000
11% 7/24/18 (Reg. S)		18,392,000	27,473,050
12.75% 6/24/28 (Reg. S)		12,352,000	22,357,120
TOTAL RUSSIA			59,980,170
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (d)(e)		5,575,000	4,801,748
South Africa - 1.7%
South African Republic:
7.375% 4/25/12		16,425,000	18,888,750
8.5% 6/23/17		2,395,000	3,095,538
9.125% 5/19/09		2,305,000	2,676,681
TOTAL SOUTH AFRICA			24,660,969
Turkey - 7.2%
Turkish Republic:
7% 6/5/20		4,645,000	4,540,488
7.25% 3/15/15		6,695,000	6,912,588
7.375% 2/5/25		7,070,000	7,003,754
9% 6/30/11		4,340,000	4,925,900
9.5% 1/15/14		9,065,000	10,708,031
11% 1/14/13		12,185,000	15,444,488
Government Obligations - continued
		Principal Amount (f)	Value (Note 1)
Turkey - continued
Turkish Republic: - continued
11.5% 1/23/12		$ 17,585,000	$ 22,464,838
11.75% 6/15/10		16,375,000	20,345,938
11.875% 1/15/30		3,780,000	5,471,550
12.375% 6/15/09		7,115,000	8,751,450
TOTAL TURKEY			106,569,025
Ukraine - 1.2%
Ukraine Government:
(Reg. S) 6.875% 3/4/11		3,260,000	3,431,150
6.365% 8/5/09 (g)		6,405,000	6,917,400
7.65% 6/11/13 (Reg. S)		7,395,000	8,152,988
TOTAL UKRAINE			18,501,538
Uruguay - 0.2%
Uruguay Republic 7.25% 2/15/11		2,650,000	2,666,563
Venezuela - 6.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		74,625	1,772,344
4.15% 4/20/11 (g)		31,350,000	28,685,250
5.375% 8/7/10		15,855,000	14,745,150
7% 12/1/18 (Reg. S)		5,395,000	4,788,063
9.25% 9/15/27		17,665,000	18,574,748
10.75% 9/19/13		13,935,000	16,303,950
13.625% 8/15/18		9,903,000	13,329,438
TOTAL VENEZUELA			98,198,943
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,016,242,410)			1,067,024,350
Common Stocks - 0.1%
		Shares
Bermuda - 0.1%
APP China Group Ltd. (Cost $2,054,053)		42,508	2,167,908
Sovereign Loan Participations - 0.9%
		Principal Amount (f)	Value (Note 1)
Morocco - 0.9%
Moroccan Kingdom loan participation - JP Morgan 3.8025% 1/2/09 (g) (Cost $12,957,692)		$ 13,080,000	$ 12,916,500
Money Market Funds - 13.4%
		Shares
Fidelity Cash Central Fund, 3.21% (b) (Cost $198,050,469)		198,050,469	198,050,469
Cash Equivalents - 0.2%
		Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $2,188,000)		$ 2,188,177	2,188,000
Purchased Options - 0.1%
Expiration Date/Strike Price		Underlying Face Amount
Russia - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $88,935,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $613,652)	July 2005/ $110.19	$ 99,607,200	1,734,233
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,393,668,870)			1,445,426,612
NET OTHER ASSETS - 1.9%			27,981,641
NET ASSETS - 100%			$ 1,473,408,253
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Security is in default.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $61,631,152 or 4.2% of net assets.

(f) Principal amount stated in United States dollars unless otherwise noted.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(i) Quantity represents share amount.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	1.5%
BBB	19.0%
BB	13.8%
B	47.9%
CCC, CC, C	0.0%
Not Rated	2.1%
Equities	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	15.5%
100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,188,000) (cost $1,393,668,870) - See accompanying schedule		$ 1,445,426,612
Cash		922
Receivable for investments sold		4,257,487
Receivable for fund shares sold		3,408,766
Interest receivable		27,311,587
Prepaid expenses		1,901
Other affiliated receivables		204
Other receivables		798,719
Total assets		1,481,206,198

Liabilities
Payable for investments purchased	$ 5,435,477
Payable for fund shares redeemed	635,411
Distributions payable	578,597
Accrued management fee	800,160
Other affiliated payables	242,672
Other payables and accrued expenses	105,628
Total liabilities		7,797,945

Net Assets		$ 1,473,408,253
Net Assets consist of:
Paid in capital		$ 1,399,651,044
Undistributed net investment income		8,574,363
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,306,081
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,876,765
Net Assets, for 102,887,906 shares outstanding		$ 1,473,408,253
Net Asset Value, offering price and redemption price per share ($1,473,408,253 ÷ 102,887,906 shares)		$ 14.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 285,484
Interest		46,386,892
Total income		46,672,376

Expenses
Management fee	$ 4,328,211
Transfer agent fees	1,082,234
Accounting fees and expenses	281,820
Independent trustees' compensation	2,810
Custodian fees and expenses	169,401
Registration fees	116,634
Audit	50,941
Legal	64,973
Miscellaneous	4,590
Total expenses before reductions	6,101,614
Expense reductions	(19,584)	6,082,030
Net investment income		40,590,346
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,226,515
Foreign currency transactions	(592,353)
Total net realized gain (loss)		19,634,162
Change in net unrealized appreciation (depreciation) on: Investment securities	4,642,651
Assets and liabilities in foreign currencies	84,679
Total change in net unrealized appreciation (depreciation)		4,727,330
Net gain (loss)		24,361,492
Net increase (decrease) in net assets resulting from operations		$ 64,951,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 40,590,346	$ 57,307,201
Net realized gain (loss)	19,634,162	42,817,588
Change in net unrealized appreciation (depreciation)	4,727,330	3,563,130
Net increase (decrease) in net assets resulting from operations	64,951,838	103,687,919
Distributions to shareholders from net investment income	(36,914,731)	(59,295,326)
Distributions to shareholders from net realized gain	(24,986,175)	(23,403,975)
Total distributions	(61,900,906)	(82,699,301)
Share transactions Proceeds from sales of shares	495,950,548	542,449,906
Reinvestment of distributions	56,416,856	75,041,520
Cost of shares redeemed	(182,900,205)	(408,695,095)
Net increase (decrease) in net assets resulting from share transactions	369,467,199	208,796,331
Redemption fees	238,047	539,982
Total increase (decrease) in net assets	372,756,178	230,324,931

Net Assets
Beginning of period	1,100,652,075	870,327,144
End of period (including undistributed net investment income of $8,574,363 and undistributed net investment income of $4,898,748, respectively)	$ 1,473,408,253	$ 1,100,652,075
Other Information Shares
Sold	35,221,980	38,999,881
Issued in reinvestment of distributions	4,003,062	5,425,865
Redeemed	(13,127,184)	(30,267,806)
Net increase (decrease)	26,097,858	14,157,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 13.90	$ 11.32	$ 10.91	$ 11.39	$ 11.13
Income from Investment Operations
Net investment income D	.441	.857	.899	.868 G	1.242 F, G	1.092
Net realized and unrealized gain (loss)	.249	.775	2.503	.435 G	(.527) F, G	.452
Total from investment operations	.690	1.632	3.402	1.303	.715	1.544
Distributions from net investment income	(.403)	(.880)	(.795)	(.909)	(1.207)	(1.080)
Distributions in excess of net investment income	-	-	-	-	-	(.216)
Distributions from net realized gain	(.300)	(.330)	(.050)	-	-	-
Total distributions	(.703)	(1.210)	(.845)	(.909)	(1.207)	(1.296)
Redemption fees added to paid in capital D	.003	.008	.023	.016	.012	.012
Net asset value, end of period	$ 14.32	$ 14.33	$ 13.90	$ 11.32	$ 10.91	$ 11.39
Total Return B, C	5.01%	12.50%	31.11%	12.62%	6.65%	14.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.96% A	.94%	.97%	1.00%	1.00%	1.00%
Expenses net of voluntary waivers, if any	.96% A	.94%	.97%	1.00%	1.00%	1.00%
Expenses net of all reductions	.96% A	.94%	.97%	1.00%	.99%	.99%
Net investment income	6.38% A	6.26%	7.00%	7.90% G	11.04% F, G	9.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,473,408	$ 1,100,652	$ 870,327	$ 425,175	$ 298,287	$ 266,329
Portfolio turnover rate	255% A	237%	270%	219%	259%	278%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.064 and $.064 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.48% and 11.61% to 7.90% and 11.04%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 57,595,693
Unrealized depreciation	(5,421,504)
Net unrealized appreciation (depreciation)	$ 52,174,189
Cost for federal income tax purposes	$ 1,393,252,423

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Semiannual Report

2. Operating Policies - continued

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities,that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,742,765,105 and $1,414,175,127, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,069,627 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,367 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $5,969 and $9,248, respectively.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Markets Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

**Fidelity New Markets Income Fund Performance Summary vs. Lipper Objective (%):**

Cumulative Total Return (%)
12.5
11.7
13.5
10.3
1 Year
66.1
67.8
58.8
58.5
3 Year
102.7
132.7
90.1
84.2
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

| % Beaten | 55% | 66% | 54% |
|---|---|---|---|

**Lipper Objective: Emerging Markets Debt**

**SEC Benchmark: JPM EMBI Global**

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 50% would mean that 50% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

## New Markets Income

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
New Markets Income
70 70 68
68 69 68
68 66 68
68 66 68
68 64 68
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

| | | | | | |
|---|---|---|---|---|---|
| TMG % | 44% | 48% | 49% | 49% | 50% |
| Funds/Classes | 105 | 92 | 82 | 80 | 79 |
| ASPG Quadrant | 2nd | 2nd | 3rd | 3rd | 3rd |

The Board noted that the fund's management fee ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2004. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group, which includes international and global bond funds in addition to emerging market debt funds. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMI-USAN-0805
1.787782.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period * January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,013.50	$ 3.79
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.03	$ 3.81

* Expenses are equal to the Fund's annualized expense ratio of .76%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.9	12.7
Fannie Mae	5.5	3.4
German Federal Republic	3.3	5.2
Freddie Mac	2.5	1.4
Brazilian Federative Republic	2.4	2.5
	30.6
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.3	11.5
Telecommunication Services	8.8	9.2
Energy	4.8	4.8
Financials	4.2	6.6
Materials	4.1	4.7
Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
U.S. Government and U.S. Government Agency Obligations 26.6%	U.S. Government and U.S. Government Agency Obligations 19.5%
AAA, AA, A 11.9%	AAA, AA, A 14.0%
BBB 4.8%	BBB 4.0%
BB 13.2%	BB 14.2%
B 25.7%	B 27.0%
CCC, CC, C 7.4%	CCC, CC, C 8.5%
Not Rated 2.4%	Not Rated 2.4%
Equities 1.2%	Equities 1.4%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 9.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Corporate Bonds 41.8%		Corporate Bonds 45.8%
	U.S. Government and U.S. Government Agency Obligations 26.6%		U.S. Government and U.S. Government Agency Obligations 19.5%
	Foreign Government & Government Agency Obligations 20.4%		Foreign Government & Government Agency Obligations 22.2%
	Stocks 1.2%		Stocks 1.4%
	Other Investments 3.2%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets*** 6.8%		Short-Term Investments and Net Other Assets 9.0%
* Foreign investments	31.8%	** Foreign investments	34.9%

*** Includes short-term foreign government obligations of .3%.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.7%
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 6,275	$ 2,914
ON Semiconductor Corp. 0% 4/15/24		620	445
			3,359
Nonconvertible Bonds - 41.6%
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.9%
Affinia Group, Inc. 9% 11/30/14 (g)		9,295	7,808
Delco Remy International, Inc.:
8.625% 12/15/07		2,895	2,823
9.375% 4/15/12		1,000	815
11% 5/1/09		2,540	2,337
Intermet Corp. 9.75% 6/15/09 (c)		3,090	1,329
Stoneridge, Inc. 11.5% 5/1/12		635	651
Tenneco Automotive, Inc. 8.625% 11/15/14		5,350	5,377
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		4,626	5,112
11% 2/15/13		2,439	2,793
United Components, Inc. 9.375% 6/15/13		610	615
Visteon Corp. 7% 3/10/14		4,960	4,092
			33,752
Automobiles - 0.1%
DaimlerChrysler AG 1.75% 11/18/05	JPY	100,000	907
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	800	971
Renault SA 0.3338% 4/23/07 (j)	JPY	200,000	1,794
Volkswagen Financial Services NV 5.5% 9/20/06	GBP	500	905
			4,577
Diversified Consumer Services - 0.3%
Service Corp. International (SCI):
6.75% 4/1/16		8,050	8,191
7% 6/15/17 (g)		3,220	3,317
			11,508
Hotels, Restaurants & Leisure - 2.5%
Carrols Corp. 9% 1/15/13 (g)		4,090	4,141
Chukchansi Economic Development Authority 14.5% 6/15/09 (g)		470	575
Domino's, Inc. 8.25% 7/1/11		864	924
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.:
6.75% 11/15/14		$ 8,465	$ 8,211
8% 11/15/13		2,055	2,163
Herbst Gaming, Inc. 8.125% 6/1/12		1,125	1,195
ITT Corp. 7.375% 11/15/15		2,850	3,164
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		3,610	3,502
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,798
6.5% 7/31/09		2,865	2,926
MGM MIRAGE:
6% 10/1/09		1,360	1,372
6.625% 7/15/15 (g)		7,030	7,100
6.75% 9/1/12		1,685	1,736
8.5% 9/15/10		275	305
Mohegan Tribal Gaming Authority 6.875% 2/15/15 (g)		3,040	3,108
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,845	1,808
Penn National Gaming, Inc.:
6.75% 3/1/15 (g)		2,540	2,527
8.875% 3/15/10		2,540	2,718
Scientific Games Corp. 6.25% 12/15/12 (g)		880	884
Speedway Motorsports, Inc. 6.75% 6/1/13		4,160	4,285
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,925	2,009
7.875% 5/1/12		1,480	1,665
Station Casinos, Inc.:
6% 4/1/12		2,740	2,781
6.5% 2/1/14		2,620	2,682
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		4,080	4,361
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		8,065	4,637
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		7,400	8,492
Uno Restaurant Corp. 10% 2/15/11 (g)		3,790	3,582
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,257
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)		1,610	1,127
9% 1/15/12 (g)		950	990
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		$ 843	$ 910
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,378
			95,313
Household Durables - 0.9%
D.R. Horton, Inc. 7.875% 8/15/11		200	224
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (g)(j)		920	897
7.875% 12/15/12 (g)		15,915	14,721
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		970	951
6.25% 1/15/15		1,750	1,724
7.75% 5/15/13		4,210	4,421
KB Home 8.625% 12/15/08		1,800	1,944
Meritage Homes Corp. 6.25% 3/15/15		2,590	2,409
Standard Pacific Corp.:
7.75% 3/15/13		1,000	1,043
9.25% 4/15/12		1,535	1,689
Technical Olympic USA, Inc. 7.5% 1/15/15		2,690	2,381
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,395	1,555
			33,959
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	950
Media - 5.7%
Cablevision Systems Corp. 8% 4/15/12		19,055	18,626
CanWest Media, Inc. 8% 9/15/12		1,130	1,187
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,650	3,687
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)		1,400	924
10.25% 1/15/10		3,300	2,450
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)		3,000	3,000
Cinemark USA, Inc. 9% 2/1/13		255	264
Corus Entertainment, Inc. 8.75% 3/1/12		1,875	2,016
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.:
6.75% 4/15/12 (g)		$ 5,610	$ 5,273
7.625% 4/1/11		3,575	3,521
7.625% 7/15/18		17,830	17,117
7.875% 2/15/18		14,635	14,233
Dex Media, Inc. 8% 11/15/13		7,040	7,462
EchoStar DBS Corp.:
6.375% 10/1/11		5,255	5,209
6.625% 10/1/14		15,955	15,756
9.125% 1/15/09		948	1,010
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		2,910	3,026
Entravision Communications Corp. 8.125% 3/15/09		3,380	3,515
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,513
Haights Cross Operating Co. 11.75% 8/15/11		2,700	2,943
Houghton Mifflin Co.:
0% 10/15/13 (e)		15,995	11,596
8.25% 2/1/11		2,845	2,945
9.875% 2/1/13		9,435	9,978
IMAX Corp. 9.625% 12/1/10		2,640	2,772
Innova S. de R.L. 9.375% 9/19/13		10,180	11,440
Lamar Media Corp. 7.25% 1/1/13		390	410
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,525
8.5% 7/15/29		7,010	7,082
Marquee Holdings, Inc. 0% 8/15/14 (e)		3,220	1,948
PanAmSat Corp. 6.375% 1/15/08		920	934
R.H. Donnelley Corp. 6.875% 1/15/13		5,520	5,630
Radio One, Inc.:
6.375% 2/15/13 (g)		1,360	1,336
8.875% 7/1/11		2,590	2,778
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,621
10.375% 9/1/14 (g)		13,705	15,761
Rogers Cable, Inc.:
5.5% 3/15/14		855	804
6.25% 6/15/13		4,075	4,055
6.75% 3/15/15		1,055	1,081
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,118
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Susquehanna Media Co. 7.375% 4/15/13		$ 1,090	$ 1,134
The Reader's Digest Association, Inc. 6.5% 3/1/11		5,510	5,565
Videotron Ltee 6.875% 1/15/14		4,655	4,713
			217,958
Multiline Retail - 0.1%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,503
Pinault Printemps-Redoute SA 5% 1/23/09	EUR	2,000	2,581
			5,084
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08		2,640	2,891
CSK Automotive, Inc. 7% 1/15/14		620	589
			3,480
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (e)(g)		6,890	4,616
Jostens Holding Corp. 0% 12/1/13 (e)		2,320	1,630
Levi Strauss & Co. 9.75% 1/15/15		5,185	5,120
			11,366
TOTAL CONSUMER DISCRETIONARY			417,947
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	2,000	3,499
8.25% 7/15/10		4,485	4,940
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,200	2,162
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)		4,290	3,132
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		1,230	1,224
			14,957
Food Products - 0.3%
Dean Foods Co.:
6.625% 5/15/09		40	42
6.9% 10/15/17		1,050	1,097
Doane Pet Care Co. 10.75% 3/1/10		1,050	1,124
Hines Nurseries, Inc. 10.25% 10/1/11		520	525
Michael Foods, Inc. 8% 11/15/13		610	624
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 1,915	$ 1,829
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		2,670	2,537
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	1,075	1,353
			9,131
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	343
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	728
TOTAL CONSUMER STAPLES			25,159
ENERGY - 4.6%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,915
Grant Prideco, Inc. 9% 12/15/09		170	185
Hanover Compressor Co.:
8.625% 12/15/10		720	756
9% 6/1/14		2,720	2,897
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,350
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		6,715	8,562
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,698
SESI LLC 8.875% 5/15/11		30	32
			22,395
Oil, Gas & Consumable Fuels - 4.0%
ANR Pipeline, Inc. 8.875% 3/15/10		3,370	3,690
Chesapeake Energy Corp.:
6.875% 1/15/16		2,509	2,609
7% 8/15/14		1,135	1,200
7.5% 6/15/14		1,115	1,204
7.75% 1/15/15		1,860	2,004
El Paso Corp. 7.625% 8/16/07 (g)		1,670	1,712
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,350
Encore Acquisition Co. 8.375% 6/15/12		3,295	3,592
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,413
EXCO Resources, Inc. 7.25% 1/15/11		880	876
Forest Oil Corp. 8% 12/15/11		190	209
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
General Maritime Corp. 10% 3/15/13		$ 4,420	$ 4,796
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,478
Houston Exploration Co. 7% 6/15/13		680	700
Hurricane Finance BV:
9.625% 2/12/10 (g)		260	285
9.625% 2/12/10 (Reg. S)		2,780	3,044
InterNorth, Inc. 9.625% 3/15/06 (c)		1,490	486
Luscar Coal Ltd. 9.75% 10/15/11		1,400	1,540
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)		4,560	4,537
Massey Energy Co. 6.625% 11/15/10		1,655	1,680
OAO Gazprom:
9.625% 3/1/13		8,090	9,900
10.5% 10/21/09		4,750	5,688
Pan American Energy LLC 7.125% 10/27/09 (g)		3,725	3,809
Pemex Project Funding Master Trust:
4.71% 6/15/10 (g)(j)		9,720	10,021
5.5% 2/24/25 (g)	EUR	750	887
7.75% 9/28/49		5,490	5,641
8.625% 2/1/22		9,145	11,225
Petrobras Energia SA 9.375% 10/30/13		3,625	3,951
Plains Exploration & Production Co. 8.75% 7/1/12		3,835	4,161
Range Resources Corp. 7.375% 7/15/13		3,120	3,292
Ship Finance International Ltd. 8.5% 12/15/13		7,525	7,224
Teekay Shipping Corp. 8.875% 7/15/11		5,465	6,230
The Coastal Corp.:
6.375% 2/1/09		330	324
7.75% 6/15/10		1,645	1,680
7.75% 10/15/35		240	224
Venoco, Inc. 8.75% 12/15/11		1,980	1,940
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,150
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		2,680	2,777
Williams Companies, Inc.:
7.125% 9/1/11		665	718
7.625% 7/15/19		11,060	12,443
7.75% 6/15/31		1,800	1,976
7.875% 9/1/21		4,260	4,851
8.125% 3/15/12		400	454
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32		$ 3,605	$ 4,326
YPF SA:
10% 11/2/28		1,210	1,470
yankee 9.125% 2/24/09		1,851	2,022
			154,789
TOTAL ENERGY			177,184
FINANCIALS - 3.6%
Capital Markets - 0.2%
Banco BPI SA 0.105% 2/12/07 (j)	JPY	200,000	1,790
Bank of Scotland International Australia Ltd. 2.7071% 9/7/06 (j)	CAD	1,500	1,225
Macquarie Bank Ltd. 0.2038% 2/10/06 (j)	JPY	200,000	1,802
Merrill Lynch & Co., Inc. 0.3744% 5/28/08 (j)	JPY	200,000	1,813
UFJ Bank Ltd. 0.6794% 5/29/11 (j)	JPY	200,000	1,807
			8,437
Commercial Banks - 1.0%
ABN-AMRO Bank NV 2.208% 1/23/08 (j)	EUR	1,500	1,815
Australia & New Zealand Banking Group Ltd. 2.7329% 12/29/06 (j)	CAD	1,500	1,225
Banca Popolare di Lodi Investment Trust 6.742% 6/30/49 (j)	EUR	2,000	2,503
Banque Federative du Credit Mutuel (BFCM) 2.233% 7/24/06 (j)	EUR	1,500	1,813
Commonwealth Bank of Australia 2.7443% 11/28/06 (j)	CAD	1,500	1,225
Dresdner Bank AG for Kyivstar GSM 7.75% 4/27/12 (g)		1,465	1,467
European Investment Bank 4% 10/15/37	EUR	5,190	6,492
Export-Import Bank of Korea 0.1519% 11/4/05 (j)	JPY	600,000	5,405
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	300,000	2,707
Rabobank Nederland 2.6929% 2/23/07 (j)	CAD	2,000	1,632
San Paolo IMI Spa 2.404% 6/28/16 (j)	EUR	1,000	1,213
Standard Bank London Ltd. 8.125% 9/30/09		4,000	4,210
Standard Chartered Bank PLC 3.625% 2/3/17 (f)	EUR	530	651
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
UBS Luxembourg SA for Vimpel Communications 10% 6/16/09		$ 5,500	$ 5,920
Westpac Banking Corp. 2.6971% 1/27/06 (j)	CAD	1,500	1,225
			39,503
Consumer Finance - 0.4%
Countrywide Home Loans, Inc. 2.8371% 3/7/06 (j)	CAD	1,500	1,225
Ford Credit Australia Ltd. 3.747% 1/5/07 (j)	EUR	250	296
Ford Credit Europe PLC 3.103% 9/30/09 (j)	EUR	1,750	1,865
Ford Motor Credit Co. 6.625% 6/16/08		10,530	10,398
General Motors Acceptance Corp. 3.897% 7/5/05 (j)	EUR	858	1,038
GMAC International Finance BV 3.997% 10/3/05 (j)	EUR	493	597
Metris Companies, Inc. 10.125% 7/15/06		340	343
			15,762
Diversified Financial Services - 0.9%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		2,000	2,585
BAT International Finance PLC:
2.997% 4/3/06 (j)	EUR	2,000	2,431
3.625% 6/29/12	EUR	2,000	2,417
Caixa Finance BV 2.175% 11/21/06 (j)	EUR	2,000	2,420
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	15,000	12,897
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,366
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	1,500	1,806
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		4,165	4,529
Santander International Debt SA 2.164% 12/14/06 (j)	EUR	1,500	1,815
Volkswagen International Finance NV 0.3875% 11/30/07 (j)	JPY	300,000	2,692
			34,958
Insurance - 0.0%
AIG SunAmerica Institutional Funding III Ltd. 5.5% 3/7/11	EUR	1,000	1,365
Eureko BV 5.125% 6/29/49 (j)	EUR	500	614
			1,979
Real Estate - 0.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (g)		3,810	3,753
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
American Real Estate Partners/American Real Estate Finance Corp.: - continued
8.125% 6/1/12		$ 4,495	$ 4,641
BF Saul REIT 7.5% 3/1/14		4,460	4,638
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,745	3,970
Senior Housing Properties Trust:
7.875% 4/15/15		2,420	2,589
8.625% 1/15/12		3,610	4,034
WT Finance Aust Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,350	1,645
			25,270
Thrifts & Mortgage Finance - 0.4%
Credit Logement SA 2.711% 12/2/49 (j)	EUR	1,500	1,815
Nationwide Building Society 0.0788% 3/3/06 (j)	JPY	200,000	1,803
Residential Capital Corp.:
6.375% 6/30/10 (g)		9,170	9,227
6.875% 6/30/15 (g)		635	651
			13,496
TOTAL FINANCIALS			139,405
HEALTH CARE - 1.8%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		2,245	2,105
Health Care Providers & Services - 1.5%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,226
AmerisourceBergen Corp.:
7.25% 11/15/12		1,690	1,859
8.125% 9/1/08		635	686
Beverly Enterprises, Inc. 7.875% 6/15/14		6,915	7,537
HCA, Inc.:
5.75% 3/15/14		6,725	6,658
6.75% 7/15/13		4,500	4,731
National Nephrology Associates, Inc. 9% 11/1/11 (g)		700	786
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,037	1,141
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	414
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp. 9.875% 3/15/15 (g)		$ 2,335	$ 2,259
Triad Hospitals, Inc. 7% 11/15/13		9,265	9,520
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,776
Vanguard Health Holding Co. I 0% 10/1/15 (e)		3,205	2,280
Vanguard Health Holding Co. II LLC 9% 10/1/14		11,965	12,892
			56,765
Pharmaceuticals - 0.3%
CDRV Investors, Inc. 0% 1/1/15 (e)(g)		5,065	2,507
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (g)		2,105	1,810
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,362
VWR International, Inc.:
6.875% 4/15/12		170	168
8% 4/15/14		480	458
Warner Chilcott Corp. 8.75% 2/1/15 (g)		3,495	3,390
			10,695
TOTAL HEALTH CARE			69,565
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11		1,825	1,944
Bombardier, Inc. 6.25% 2/23/06	GBP	750	1,358
Hexcel Corp. 6.75% 2/1/15		3,320	3,303
Orbimage Holdings, Inc. 13.19% 7/1/12 (g)(j)		2,250	2,357
			8,962
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		3,459	2,421
7.379% 5/23/16		1,292	904
AMR Corp.:
9% 8/1/12		3,035	2,367
9% 9/15/16		1,750	1,391
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		162	131
6.9% 7/2/18		998	828
8.312% 10/2/12		1,404	1,081
8.388% 5/1/22		82	69
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
7.9% 12/15/09		$ 7,480	$ 2,637
8.3% 12/15/29		6,330	1,677
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,190	1,120
7.711% 9/18/11		1,225	686
7.92% 5/18/12		4,195	2,307
10.06% 1/2/16		160	80
Northwest Airlines Corp. 10% 2/1/09		2,020	889
Northwest Airlines, Inc.:
7.875% 3/15/08		610	247
9.875% 3/15/07		765	394
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		228	121
7.691% 4/1/17		522	350
7.95% 9/1/16		1,354	1,002
8.07% 1/2/15		2,051	964
8.304% 9/1/10		191	135
NWA Trust 10.23% 6/21/14		311	252
			22,053
Building Products - 0.3%
Jacuzzi Brands, Inc. 9.625% 7/1/10		5,640	6,148
Maax Holdings, Inc. 0% 12/15/12 (e)(g)		6,050	2,723
NTK Holdings, Inc. 0% 3/1/14 (e)(g)		8,740	4,195
			13,066
Commercial Services & Supplies - 0.2%
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,862
Allied Waste North America, Inc. 6.5% 11/15/10		2,670	2,637
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		220	189
9.25% 5/1/21		250	251
JohnsonDiversey, Inc. 9.625% 5/15/12		1,390	1,404
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)		340	371
10.875% 12/15/12 (g)		530	616
			8,330
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		$ 1,590	$ 1,701
Electrical Equipment - 0.4%
FIMEP SA 10.5% 2/15/13		5,965	6,830
General Cable Corp. 9.5% 11/15/10		3,930	4,205
Polypore, Inc. 0% 10/1/12 (e)(g)		7,860	4,284
			15,319
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,195	2,195
9.5% 12/1/10 (j)		290	319
Navistar International Corp.:
6.25% 3/1/12 (g)		2,950	2,839
7.5% 6/15/11		860	877
			6,230
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (g)		1,140	1,203
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)		2,705	2,096
OMI Corp. 7.625% 12/1/13		6,465	6,433
Ultrapetrol Bahamas Ltd. 9% 11/24/14		2,360	2,100
			11,832
Road & Rail - 0.5%
Grupo TMM SA de CV 10.5% 8/1/07 (g)		2,560	2,445
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,485
9.5% 10/1/08		1,715	1,869
TFM SA de CV:
9.375% 5/1/12 (g)		6,730	7,033
yankee 10.25% 6/15/07		2,451	2,610
			17,442
Trading Companies & Distributors - 0.2%
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)		5,860	5,977
TOTAL INDUSTRIALS			110,912
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 14,385	$ 12,839
6.5% 1/15/28		1,110	985
			13,824
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)		1,290	1,219
Celestica, Inc. 7.875% 7/1/11		15,510	15,898
			17,117
IT Services - 0.4%
Iron Mountain, Inc.:
6.625% 1/1/16		13,500	12,420
7.75% 1/15/15		1,750	1,768
8.25% 7/1/11		620	632
8.625% 4/1/13		1,080	1,118
			15,938
Office Electronics - 1.1%
Xerox Capital Trust I 8% 2/1/27		10,920	11,275
Xerox Corp.:
6.875% 8/15/11		4,180	4,431
7.125% 6/15/10		2,970	3,159
7.2% 4/1/16		4,495	4,855
7.625% 6/15/13		17,830	19,167
			42,887
Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc. 7.125% 7/15/14		7,415	7,934
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.66% 12/15/11 (g)(j)		900	891
6.875% 12/15/11 (g)		1,790	1,763
8% 12/15/14 (g)		2,200	2,112
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,355
Semiconductor Note Participation Trust 0% 8/4/11 (g)		740	1,110
Viasystems, Inc. 10.5% 1/15/11		5,785	5,293
			21,458
TOTAL INFORMATION TECHNOLOGY			111,224
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 4.0%
Chemicals - 1.5%
America Rock Salt Co. LLC 9.5% 3/15/14		$ 6,670	$ 6,770
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		11,185	12,527
Braskem SA 11.75% 1/22/14 (g)		1,200	1,446
Compass Minerals Group, Inc. 10% 8/15/11		1,260	1,373
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		1,735	1,232
Series B, 0% 10/1/14 (e)		9,800	6,860
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		1,330	1,471
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (j)		1,610	1,691
11% 7/15/10		1,280	1,459
Huntsman ICI Chemicals LLC 10.125% 7/1/09		2,498	2,573
Huntsman LLC:
10.6406% 7/15/11 (j)		830	882
11.625% 10/15/10		641	750
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		7,220	5,072
Lanxess Finance BV 4.125% 6/21/12	EUR	1,605	1,946
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,506
Millennium America, Inc. 9.25% 6/15/08		3,660	3,976
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit		399	427
13% 12/1/07 unit		1,850	1,980
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		755	781
Solutia, Inc.:
6.72% 10/15/37 (c)		1,205	982
7.375% 10/15/27 (c)		3,375	2,751
			58,455
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (g)		820	841
Containers & Packaging - 0.9%
AEP Industries, Inc. 7.875% 3/15/13 (g)		920	920
BWAY Corp. 10% 10/15/10		2,380	2,475
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,850	1,674
7.5% 12/15/96		1,150	886
8% 4/15/23		8,565	8,180
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown European Holdings SA:
9.5% 3/1/11		$ 3,150	$ 3,481
10.875% 3/1/13		2,025	2,384
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	3,025
7.75% 5/15/11		470	498
8.25% 5/15/13		1,755	1,887
8.875% 2/15/09		2,400	2,550
Sealed Air Finance 5.625% 7/19/06	EUR	750	933
Tekni-Plex, Inc.:
8.75% 11/15/13 (g)		2,100	1,832
10.875% 8/15/12 (g)		1,300	1,411
			32,136
Metals & Mining - 1.0%
Aleris International, Inc. 9% 11/15/14		560	581
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,460	1,278
0% 6/1/13 (e)		3,710	3,098
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,875	6,345
Edgen Acquisition Corp. 9.875% 2/1/11 (g)		1,890	1,833
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		9,185	9,001
10.125% 2/1/10		1,890	2,107
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,915	2,073
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,442
Ispat Inland ULC 9.75% 4/1/14		1,385	1,614
Steel Dynamics, Inc.:
9.5% 3/15/09		65	69
9.5% 3/15/09		3,030	3,227
			37,668
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
7.375% 12/1/25		3,670	3,959
8% 1/15/24		6,005	6,891
8.875% 5/15/31		1,420	1,761
9.375% 2/1/13		3,715	4,198
Millar Western Forest Products Ltd. 7.75% 11/15/13		2,405	2,261
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.:
9.46% 5/1/12 (g)(j)		$ 2,460	$ 2,460
12% 5/1/13 (g)		2,670	2,650
			24,180
TOTAL MATERIALS			153,280
TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 4.6%
AT&T Corp. 9.75% 11/15/31		13,525	17,523
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	450	861
Empresa Brasileira de Telecomm SA 11% 12/15/08		7,477	8,524
Eschelon Operating Co. 8.375% 3/15/10		2,015	1,753
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		3,630	3,086
MCI, Inc.:
6.688% 5/1/09		138	144
8.735% 5/1/14 (j)		6,010	6,739
Mobifon Holdings BV 12.5% 7/31/10		9,600	11,424
New Skies Satellites BV:
8.5388% 11/1/11 (g)(j)		1,000	1,023
9.125% 11/1/12 (g)		4,195	4,216
NTL Cable PLC 8.75% 4/15/14		17,755	18,687
PanAmSat Holding Corp. 0% 11/1/14 (e)		9,940	6,759
Qwest Corp.:
6.6706% 6/15/13 (g)(j)		9,290	9,511
7.875% 9/1/11		3,970	4,119
8.875% 3/15/12		31,020	33,734
Qwest Services Corp. 14% 12/15/14		1,925	2,310
Telecom Egypt SAE:
10.7% 2/4/10 (j)	EGP	5,038	872
10.95% 2/4/10	EGP	5,038	879
Telefonica de Argentina SA 9.125% 11/7/10		5,275	5,697
Telenet Group Holding NV 0% 6/15/14 (e)(g)		17,060	13,307
U.S. West Communications:
6.875% 9/15/33		15,770	13,641
7.125% 11/15/43		325	275
7.2% 11/10/26		4,530	4,054
7.25% 9/15/25		2,495	2,308
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 10/15/35		$ 1,780	$ 1,573
7.5% 6/15/23		2,840	2,606
8.875% 6/1/31		3,020	3,058
			178,683
Wireless Telecommunication Services - 3.6%
American Tower Corp. 7.125% 10/15/12		13,245	13,973
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	11,147
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (j)		6,260	6,667
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (g)		5,280	5,247
8.375% 3/15/13		1,036	1,147
Globe Telecom, Inc. 9.75% 4/15/12		1,400	1,540
Inmarsat Finance II PLC 0% 11/15/12 (e)		16,940	13,340
Inmarsat Finance PLC 7.625% 6/30/12		895	944
Intelsat Ltd. 7.805% 1/15/12 (g)(j)		6,840	6,994
Kyivstar GSM 10.375% 8/17/09 (g)		5,360	5,936
Millicom International Cellular SA 10% 12/1/13		7,455	7,418
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		10,890	11,026
8.375% 10/14/10 (g)		9,305	9,666
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,799
6.875% 10/31/13		9,675	10,304
7.375% 8/1/15		19,315	20,764
Rogers Communications, Inc. 6.535% 12/15/10 (j)		2,300	2,392
Rural Cellular Corp. 9.875% 2/1/10		3,240	3,329
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		1,350	1,411
UbiquiTel Operating Co. 9.875% 3/1/11		2,225	2,425
			137,469
TOTAL TELECOMMUNICATION SERVICES			316,152
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 2.0%
Electric Utilities - 0.7%
AES Gener SA 7.5% 3/25/14		$ 4,920	$ 5,006
Chivor SA E.S.P. 9.75% 12/30/14 (g)		6,350	6,731
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,700	1,743
TECO Energy, Inc. 6.75% 5/1/15 (g)		1,380	1,456
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)		9,860	10,353
			25,289
Gas Utilities - 1.0%
Northwest Pipeline Corp.:
6.625% 12/1/07		305	316
8.125% 3/1/10		530	572
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,667
8% 3/1/32		7,365	8,396
8.875% 3/15/10		3,470	3,800
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,301
7.5% 4/1/17		9,525	10,370
7.625% 4/1/37		1,550	1,697
8.375% 6/15/32		1,570	1,827
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	325
8.875% 7/15/12		1,400	1,677
			39,948
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. 8.75% 7/15/13 (g)		3,010	2,227
Enron Corp.:
6.4% 7/15/06 (c)		865	282
6.625% 11/15/05 (c)		3,510	1,145
6.725% 11/17/08 (c)(j)		1,090	352
6.75% 8/1/09 (c)		880	287
6.875% 10/15/07 (c)		2,120	692
6.95% 7/15/28 (c)		1,920	619
7.125% 5/15/07 (c)		375	122
7.375% 5/15/19 (c)		2,200	715
7.875% 6/15/03 (c)		375	122
8.375% 5/23/05 (c)		3,980	1,224
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
9.125% 4/1/03 (c)		$ 80	$ 26
9.875% 6/15/03 (c)		345	113
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,565	1,596
			9,522
TOTAL UTILITIES			74,759
TOTAL NONCONVERTIBLE BONDS			1,595,587
TOTAL CORPORATE BONDS (Cost $1,571,485)			1,598,946
U.S. Government and Government Agency Obligations - 24.2%

U.S. Government Agency Obligations - 7.3%
Fannie Mae:
0% 9/28/05		14,000	13,884
3.25% 1/15/08		22,585	22,274
3.625% 3/15/07		69	69
3.75% 5/17/07		3,665	3,654
3.875% 5/15/07		15,000	15,034
4.25% 5/15/09		21,000	21,227
5.125% 1/2/14		10,000	10,430
6% 5/15/11		12,775	14,050
6.25% 2/1/11		80	88
6.375% 6/15/09		17,070	18,573
Federal Home Loan Bank:
3% 8/15/05		45,000	44,972
3.75% 9/28/06		660	659
3.8% 12/22/06		140	140
5.8% 9/2/08		960	1,014
Freddie Mac:
1.5% 8/15/05		300	299
2.75% 8/15/06		125	124
2.875% 12/15/06		875	864
4.125% 7/12/10		21,000	21,096
4.25% 7/15/09		7,935	8,022
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.5% 7/15/13		$ 350	$ 358
4.875% 11/15/13		12,320	12,890
7% 3/15/10		51,270	57,826
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,686
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,927
4.974% 8/15/13		2,110	2,221
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		2,706	2,766
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			283,147
U.S. Treasury Inflation Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		19,667	26,426
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		35,431	34,556
1.875% 7/15/13		82,572	84,331
2% 1/15/14		22,322	22,993
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			168,306
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds:
6.125% 8/15/29		61,500	78,525
9% 11/15/18		3,000	4,482
11.25% 2/15/15		3,870	6,109
U.S. Treasury Notes:
2.375% 8/31/06		22,000	21,701
2.75% 6/30/06		29,423	29,197
2.75% 7/31/06		82,000	81,305
3.375% 9/15/09		75,226	74,218
3.625% 4/30/07		48,141	48,115
3.75% 5/15/08		3,967	3,976
4.25% 8/15/13		3,710	3,803
4.25% 11/15/13		33,461	34,278
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14		$ 35,050	$ 35,888
4.75% 5/15/14		54,000	57,299
TOTAL U.S. TREASURY OBLIGATIONS			478,896
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $912,239)			930,349
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 2.3%
4% 8/1/18 to 7/1/19(i)		11,902	11,669
4% 7/1/20 (h)(i)		2,649	2,593
4.5% 7/1/20 (h)		15,000	14,920
5% 2/1/18 to 8/1/18		5,470	5,536
5% 8/1/35 (h)		19,281	19,232
5% 8/1/35 (h)		7,483	7,464
5.5% 5/1/08 to 6/1/20		24,223	24,882
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $86,152)			86,296
Asset-Backed Securities - 0.2%

Cumbernauld Funding 5.2% 3/16/09	GBP	600	1,092
Driver One Gmbh Series 1 Class B, 2.334% 5/21/10 (j)	EUR	770	932
MBNA Credit Card Master Note Trust Series 2003-B4, 5.45% 9/17/13	GBP	2,000	3,686
Punch Taverns Finance PLC 5.2506% 4/15/09 (j)	GBP	398	713
Sedna Finance Corp. 2.861% 3/15/16 (j)	EUR	1,150	1,387
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	134
TOTAL ASSET-BACKED SECURITIES (Cost $8,318)			7,944
Collateralized Mortgage Obligations - 0.2%
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Private Sponsor - 0.1%
Granite Mortgages PLC 2.504% 1/20/43 (j)	EUR	600	$ 729
Holmes Financing No. 8 PLC floater Series 3 Class C, 2.988% 7/15/40 (j)	EUR	500	611
Interstar Millennium Trust Series 2004-4E Class A1, 2.326% 11/14/36 (j)	EUR	581	704
Mortgages PLC Series 6 Class A1, 5.0588% 1/31/27 (j)	GBP	1,549	2,776
Permanent Financing No. 1 PLC 5.1% 6/10/09 (j)	EUR	344	438
TOTAL PRIVATE SPONSOR			5,258
U.S. Government Agency - 0.1%
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		127	128
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2770 Class UD, 4.5% 5/15/17		1,800	1,793
TOTAL U.S. GOVERNMENT AGENCY			1,921
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,371)			7,179
Commercial Mortgage Securities - 0.2%
Canary Wharf Finance II PLC Series C1, 5.47% 4/22/30 (j)	GBP	1,500	2,688
Opera Finance PLC 5.1888% 7/31/13 (j)	GBP	1,500	2,688
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.2085% 7/15/16 (j)	GBP	2,000	3,573
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,117)			8,949
Foreign Government and Government Agency Obligations - 20.7%
Arab Republic 8.8773% to 9.862% 8/2/05 to 6/13/06	EGP	11,470	1,905
Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (f)(k)	ARS	1,518	204
3% 4/30/13 (j)		1,860	1,503
3.01% 8/3/12 (j)		21,155	18,862
discount 8.28% (with partial capitalization through 12/31/2013) 12/31/33 unit (k)		4,989	4,592
Inflation-Indexed discount 5.83% (with partial capitalization through 12/31/2013) 12/31/33 unit (k)	ARS	5,345	1,907
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,726
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		$ 1,250	$ 1,250
value recovery A rights 1/2/21 (l)		1,250,000	0
value recovery B rights 1/2/21 (l)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,889
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		32,831	33,611
debt conversion bond 4.3125% 4/15/12 (j)		6,391	6,143
par Z-L 6% 4/15/24		2,960	2,868
10.5% 7/14/14		2,740	3,251
11% 1/11/12		2,025	2,420
11% 8/17/40		19,065	22,954
12.25% 3/6/30		6,140	8,228
12.75% 1/15/20		3,715	5,071
14.5% 10/15/09		4,185	5,441
Canadian Government:
3% 6/1/06	CAD	4,500	3,684
4.5% 9/1/07	CAD	25,000	21,088
5.25% 6/1/12	CAD	17,300	15,532
5.5% 6/1/09	CAD	9,150	8,110
5.75% 6/1/29	CAD	12,100	12,040
Central Bank of Nigeria:
Brady 6.25% 11/15/20		3,000	2,970
promissory note 5.092% 1/5/10		5,599	5,568
warrants 11/15/20 (a)(l)		2,750	83
City of Kiev 8.75% 8/8/08		4,230	4,484
Colombian Republic:
10.75% 1/15/13		6,730	8,184
11.75% 3/1/10	COP	5,819,000	2,654
11.75% 2/25/20		3,335	4,386
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,728
Dominican Republic:
Brady 3.9425% 8/30/09 (j)		5,868	5,633
4.375% 8/30/24 (j)		8,528	7,803
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		2,565	2,155
12% 11/15/12 (Reg. S)		2,445	2,323
euro par 5% 2/28/25		975	697
Finnish Government 2.75% 9/15/10	EUR	1,300	1,590
French Government:
OAT 5.25% 4/25/08	EUR	1,600	2,098
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
French Government: - continued
3.5% 4/25/15	EUR	22,630	$ 28,235
4% 4/25/55	EUR	500	644
4.75% 4/25/35	EUR	4,500	6,483
German Federal Republic:
2.5% 3/23/07	EUR	3,000	3,661
2.75% 6/23/06	EUR	26,000	31,700
3.75% 1/4/15	EUR	21,150	26,990
4.25% 1/4/14	EUR	42,110	55,724
5% 7/4/12	EUR	5,300	7,296
Indonesian Republic 7.25% 4/20/15 (g)		1,350	1,367
Israeli State 7.5% 3/31/14	ILS	11,323	2,657
Japan Government:
0.2% 7/20/06	JPY	1,080,000	9,757
1.5% 3/20/14	JPY	4,430,000	41,660
2.4% 12/20/34	JPY	800,000	7,512
Lebanese Republic:
6.77% 11/30/09 (g)(j)		2,455	2,412
6.77% 11/30/09 (j)		915	899
Malaysian Government 4.72% 9/30/15	MYR	23,000	6,277
Panamanian Republic Brady discount 2.6925% 7/17/26 (j)		175	162
Peruvian Republic:
3% 3/7/27 (f)		1,425	1,044
9.125% 2/21/12		4,010	4,732
9.875% 2/6/15		2,470	3,050
9.91% 5/5/15	PEN	7,895	2,693
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		6,780	6,763
8.375% 2/15/11		12,091	12,544
9% 2/15/13		6,070	6,404
9.875% 1/15/19		2,460	2,660
10.625% 3/16/25		3,910	4,379
Republic of Serbia 3.75% 11/1/24 (f)(g)		820	706
Russian Federation:
5% 3/31/30 (f)(g)		1,587	1,777
5% 3/31/30 (Reg. S) (f)		33,188	37,171
11% 7/24/18 (Reg. S)		2,055	3,070
12.75% 6/24/28 (Reg. S)		5,035	9,113
South African Republic:
8.5% 6/23/17		1,215	1,570
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
South African Republic: - continued
13% 8/31/10	ZAR	13,910	$ 2,568
Spanish Kingdom 4.2% 1/31/37	EUR	6,320	8,348
State of Qatar 9.75% 6/15/30 (Reg. S)		1,735	2,694
Turkish Republic:
11% 1/14/13		5,315	6,737
11.5% 1/23/12		1,180	1,507
11.75% 6/15/10		7,656	9,513
11.875% 1/15/30		6,765	9,792
15.5488% to 20.5644% 7/5/06 to 1/24/07	TRY	14,365	8,901
Ukraine Government 6.365% 8/5/09 (j)		10,640	11,491
United Kingdom, Great Britain & Northern Ireland:
Index-Linked 2.5% 7/17/24	GBP	2,946	6,071
4.75% 9/7/15	GBP	3,050	5,727
5% 3/7/12	GBP	9,500	17,889
5% 3/7/25	GBP	85	168
5.75% 12/7/09	GBP	1,500	2,870
6% 12/7/28	GBP	3,655	8,287
8% 6/7/21	GBP	6,250	16,075
United Mexican States:
7.5% 4/8/33		17,430	20,088
8.125% 12/30/19		3,410	4,189
9.69% 12/8/05	MXN	42,180	3,759
11.5% 5/15/26		10,550	16,933
Uruguay Republic:
7.25% 2/15/11		3,540	3,562
17.75% 2/4/06	UYU	52,800	2,241
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (j)		5,065	4,964
oil recovery rights 4/15/20 (l)		1,250	30
4.15% 4/20/11 (j)		2,750	2,516
4.375% 3/31/20 (j)		312	306
5.375% 8/7/10		5,970	5,552
9.25% 9/15/27		5,795	6,093
10.75% 9/19/13		9,925	11,612
13.625% 8/15/18		4,530	6,097
euro Brady:
par W-A 6.75% 3/31/20		7,680	7,699
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Venezuelan Republic: - continued
par W-B 6.75% 3/31/20		$ 3,385	$ 3,393
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		3,684	2,754
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $747,112)			795,173
Common Stocks - 1.1%
		Shares
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		435,000	5,859
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	3,113
Media - 0.4%
NTL, Inc. (a)		223,164	15,269
TOTAL CONSUMER DISCRETIONARY			24,241
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telewest Global, Inc. (a)		841,398	19,167
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		98	0
TOTAL TELECOMMUNICATION SERVICES			19,167
TOTAL COMMON STOCKS (Cost $24,899)			43,408
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	225
Preferred Stocks - continued
		Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,340	$ 2,562
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00% (a)		1,740	1,148
TOTAL CONSUMER DISCRETIONARY			3,710
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			3,710
TOTAL PREFERRED STOCKS (Cost $4,351)			3,935
Floating Rate Loans - 1.2%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. Tranche 2, term loan 5.89% 4/30/10 (j)		$ 570	569
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 7.7428% 11/1/11 (j)		3,278	3,400
Tranche C2, term loan 12.41% 5/2/12 (j)		1,700	1,794
			5,194
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 7.5% 3/31/08 (j)		3,000	2,910
Media - 0.1%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (j)		1,520	1,524
TOTAL CONSUMER DISCRETIONARY			10,197
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (j)		$ 236	$ 224
Tranche 2, term loan 10.3125% 7/8/13 (j)		2,630	2,676
Tranche B1, term loan 6.063% 7/8/12 (j)		354	358
			3,258
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (j)		3,260	3,268
Olympus Cable Holdings LLC Tranche B, term loan 8.25% 9/30/10 (j)		7,825	7,717
			10,985
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (j)		7,060	7,148
Pharmaceuticals - 0.1%
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (j)		5,588	5,602
TOTAL HEALTH CARE			12,750
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (j)		850	851
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (j)		324	325
			1,176
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 6.712% 4/18/11 (j)		3,210	3,218
Tranche 2, term loan 10.712% 4/18/12 (j)		3,010	3,002
			6,220
TOTAL FLOATING RATE LOANS (Cost $43,102)			44,586
Sovereign Loan Participations - 0.2%
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Indonesian Republic loan participation:
- Barclays Bank 4.375% 3/28/13 (j)		$ 315	$ 292
- Citibank 4.375% 3/28/13 (j)		1,598	1,478
- Credit Suisse First Boston:
4.375% 3/28/13 (j)		2,095	1,937
4.50% 12/14/19 (j)		1,723	1,452
- Deutsche Bank:
4.375% 3/28/13 (j)		1,452	1,343
0.955% 3/28/13 (j)	JPY	115,275	930
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,173)			7,432
Fixed-Income Funds - 1.4%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $55,200)		551,451	55,217
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 3.21% (b) (Cost $256,770)		256,770,396	256,770
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,733,289)			3,846,184
NET OTHER ASSETS - (0.2)%			(7,920)
NET ASSETS - 100%			$ 3,838,264
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $309,209,000 or 8.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(l) Quantity represents share amount.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.2%
Germany	3.4%
United Kingdom	3.2%
Canada	3.0%
Brazil	2.6%
Mexico	1.8%
Russia	1.8%
France	1.8%
Japan	1.7%
Venezuela	1.3%
Argentina	1.1%
Luxembourg	1.0%
Others (individually less than 1%)	9.1%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $3,733,289) - See accompanying schedule		$ 3,846,184
Commitment to sell securities on a delayed delivery basis	$ (13,947)
Receivable for securities sold on a delayed delivery basis	13,960	13
Receivable for investments sold, regular delivery		14,122
Cash		2,518
Receivable for fund shares sold		6,235
Interest receivable		51,724
Prepaid expenses		5
Other receivables		150
Total assets		3,920,951

Liabilities
Payable for investments purchased Regular delivery	$ 30,919
Delayed delivery	44,210
Payable for fund shares redeemed	3,527
Distributions payable	1,609
Accrued management fee	1,812
Other affiliated payables	482
Other payables and accrued expenses	128
Total liabilities		82,687

Net Assets		$ 3,838,264
Net Assets consist of:
Paid in capital		$ 3,696,625
Undistributed net investment income		25,900
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,033
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,706
Net Assets, for 362,447 shares outstanding		$ 3,838,264
Net Asset Value, offering price and redemption price per share ($3,838,264 ÷ 362,447 shares)		$ 10.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$ 634
Interest		105,422
Total income		106,056

Expenses
Management fee	$ 10,345
Transfer agent fees	2,276
Accounting fees and expenses	532
Independent trustees' compensation	8
Custodian fees and expenses	187
Registration fees	212
Audit	40
Legal	12
Miscellaneous	17
Total expenses before reductions	13,629
Expense reductions	(14)	13,615
Net investment income		92,441
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,244
Foreign currency transactions	(540)
Swap agreements	(57)
Total net realized gain (loss)		15,647
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,506)
Assets and liabilities in foreign currencies	(73)
Delayed delivery commitments	13
Total change in net unrealized appreciation (depreciation)		(59,566)
Net gain (loss)		(43,919)
Net increase (decrease) in net assets resulting from operations		$ 48,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,441	$ 141,266
Net realized gain (loss)	15,647	67,955
Change in net unrealized appreciation (depreciation)	(59,566)	27,824
Net increase (decrease) in net assets resulting from operations	48,522	237,045
Distributions to shareholders from net investment income	(85,653)	(137,788)
Distributions to shareholders from net realized gain	(22,533)	(36,966)
Total distributions	(108,186)	(174,754)
Share transactions Proceeds from sales of shares	1,161,932	1,812,329
Reinvestment of distributions	96,343	154,932
Cost of shares redeemed	(551,283)	(1,179,032)
Net increase (decrease) in net assets resulting from share transactions	706,992	788,229
Total increase (decrease) in net assets	647,328	850,520

Net Assets
Beginning of period	3,190,936	2,340,416
End of period (including undistributed net investment income of $25,900 and undistributed net investment income of $29,609, respectively)	$ 3,838,264	$ 3,190,936
Other Information Shares
Sold	109,383	171,954
Issued in reinvestment of distributions	9,097	14,706
Redeemed	(52,278)	(113,283)
Net increase (decrease)	66,202	73,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.50	$ 9.40	$ 9.15	$ 9.13	$ 9.44
Income from Investment Operations
Net investment income D	.270	.570	.566	.582	.626 G	.729
Net realized and unrealized gain (loss)	(.129)	.383	1.142	.243	(.041) G	(.363)
Total from investment operations	.141	.953	1.708	.825	.585	.366
Distributions from net investment income	(.251)	(.553)	(.578)	(.575)	(.565)	(.676)
Distributions from net realized gain	(.070)	(.130)	(.030)	-	-	-
Total distributions	(.321)	(.683)	(.608)	(.575)	(.565)	(.676)
Net asset value, end of period	$ 10.59	$ 10.77	$ 10.50	$ 9.40	$ 9.15	$ 9.13
Total Return B, C	1.35%	9.44%	18.62%	9.38%	6.52%	4.07%
Ratios to Average Net Assets E
Expenses before expense reductions	.76% A	.76%	.80%	.84%	.94%	.99%
Expenses net of voluntary waivers, if any	.76% A	.76%	.80%	.84%	.94%	.99%
Expenses net of all reductions	.76% A	.76%	.80%	.84%	.94%	.99%
Net investment income	5.17% A	5.46%	5.64%	6.42%	6.83% G	7.94%
Supplemental Data
Net assets, end of period (in millions)	$ 3,838	$ 3,191	$ 2,340	$ 782	$ 164	$ 63
Portfolio turnover rate	89% A	94%	148%	117% F	178%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the fund) is a non-diversified fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, defaulted bonds, market discount, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 160,844
Unrealized depreciation	(45,064)
Net unrealized appreciation (depreciation)	$ 115,780
Cost for federal income tax purposes	$ 3,730,404

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,286,046 and $957,401, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) or Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Floating Rate Central Investment Portfolio seeks a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,019 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $8 and $6, respectively.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

**Fidelity Strategic Income Fund Performance Summary vs. Lipper Objective (%):**

12.0
10.0
8.0
6.0
4.0
2.0
0.0
Cumulative Total Return (%)
10.9
9.4
9.5
7.0
1 Year
45
40
35
30
25
20
15
10
5
0
Cumulative Total Return (%)
42.0
39.4
40.1
29.7
3 Year
70
60
50
40
30
20
10
0
Cumulative Total Return (%)
57.4
49.0
38.2
34.7
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile
% Beaten
75%
86%
89%

**Lipper Objective: Multi-Sector Income**
**SEC Benchmark: ML US High Yield Mstr II**

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund's one-year cumulative total return was lower than its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

## Strategic Income

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Strategic Income
63 65 58
65 70 58
65 63 58
65 62 58
65 61 57
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

| | Feb-01 | Dec-01 | Dec-02 | Dec-03 | Dec-04 |
|---|---|---|---|---|---|
| TMG % | 24% | 22% | 19% | 22% | 27% |
| Funds/Classes | 173 | 171 | 176 | 170 | 170 |
| ASPG Quadrant | 1st | 1st | 2nd | 2nd | 2nd |

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are direct or indirect investments of Fidelity Strategic Income Fund.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value

Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	$ 3,940,000	$ 3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	1,950,000	1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan 5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Lamar Media Corp.:
Tranche C, term loan 5.0625% 6/30/10 (b)	$ 2,985,000	$ 3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	785,433	796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	$ 5,040,000	$ 5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	5,151,815	5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	$ 520,000	$ 528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	2,788,360	2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	$ 4,061,111	$ 4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	7,100,000	7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	$ 1,990,000	$ 2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	2,840,000	2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	$ 19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSN-USAN-0805
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Intermediate Municipal Income
Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,019.20	$ 2.15
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.66	$ 2.16

* Expenses are equal to the Fund's annualized expense ratio of .43%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five States as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	18.1	18.5
California	12.1	11.9
Illinois	11.0	12.3
Washington	8.1	8.3
New York	7.6	6.4
Top Five Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.0	40.7
Electric Utilities	14.4	15.0
Transportation	11.0	11.8
Health Care	8.8	8.8
Escrowed/Pre-Refunded	8.0	7.1
Average Years to Maturity as of June 30, 2005
		6 months ago
Years	8.6	8.6
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of June 30, 2005
6 months ago
Years	5.2	5.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
AAA 66.9%	AAA 67.0%
AA,A 23.1%	AA,A 24.1%
BBB 7.9%	BBB 8.8%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 0.5%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets* (0.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.3%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.625% 7/1/13	$ 4,200	$ 4,647
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA Insured)	2,415	2,516
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,761
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,210
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,174
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,197
5.5% 1/1/22	1,100	1,214
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,915	3,132
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,580	1,735
		24,586
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (d)	2,935	3,243
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (e)	1,060	1,208
Series C, 5% 9/1/09 (FSA Insured)	1,100	1,180
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,099
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,637
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,189
		6,313
California - 12.1%
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 0% 10/1/34 (MBIA Insured)	9,095	2,228
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,590
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,592
5.25% 12/1/18 (FGIC Insured)	5,000	5,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	$ 3,500	$ 3,661
5.75% 5/1/17	1,800	2,036
Series A:
5.25% 5/1/10 (MBIA Insured)	1,155	1,266
5.25% 5/1/11 (FSA Insured)	5,800	6,423
5.25% 5/1/12 (MBIA Insured)	6,000	6,690
5.5% 5/1/15 (AMBAC Insured)	2,600	2,927
6% 5/1/15	5,700	6,584
California Econ. Recovery:
Series 2004 A:
5% 7/1/16	4,100	4,413
5.25% 7/1/12	3,000	3,352
Series A:
5.25% 7/1/13 (MBIA Insured)	5,000	5,657
5.25% 7/1/14 (FGIC Insured)	1,300	1,479
Series B, 5%, tender 7/1/07 (c)	8,000	8,350
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,932
5% 2/1/25	4,000	4,225
5.25% 2/1/10 (FSA Insured)	7,100	7,768
5.25% 2/1/11	4,000	4,387
5.25% 3/1/12	2,210	2,445
5.25% 2/1/15	5,000	5,573
5.25% 2/1/16	8,500	9,462
5.25% 2/1/28	3,400	3,673
5.25% 11/1/29	1,200	1,298
5.5% 3/1/11	8,500	9,443
5.5% 3/1/11 (FGIC Insured)	3,000	3,361
5.5% 4/1/13 (AMBAC Insured)	1,000	1,141
5.5% 4/1/30	1,500	1,683
5.5% 11/1/33	6,700	7,500
5.625% 5/1/20	1,700	1,886
5.75% 10/1/10	2,200	2,462
5.75% 10/1/10 (MBIA Insured)	3,000	3,392
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	3,000	3,178
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	8,977
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(d)	$ 8,000	$ 8,088
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,282
Series 2005 A, 5.25% 6/1/30	4,300	4,648
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,308
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,956
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,579
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,962
0% 1/15/27 (a)	1,000	843
5% 1/15/16 (MBIA Insured)	1,000	1,068
5.75% 1/15/40	1,600	1,640
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,251
Series 2003 B:
5% 6/1/08	1,300	1,356
5.75% 6/1/22	3,600	3,851
5.75% 6/1/23	1,300	1,380
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (d)	2,450	2,558
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,687
5.375% 7/1/18 (MBIA Insured)	2,100	2,358
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,403
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	3,085	3,695
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,288
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (e)	2,000	2,115
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,558
5.25% 10/1/10	1,620	1,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	$ 1,340	$ 1,435
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,864
5.25% 1/15/30 (MBIA Insured)	1,400	1,472
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	1,000	1,000
		228,999
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	3,874
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,878
Colorado Health Facilities Auth. Retirmnt Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	2,885	1,335
Colorado Health Facilities Auth. Rev. Series 2001, 6.625% 11/15/26	2,550	2,867
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (d)	4,500	4,271
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,166
5.75% 12/15/22 (FGIC Insured)	1,000	1,159
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,608
		21,158
District Of Columbia - 1.2%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,187
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/10 (MBIA Insured)	3,000	3,219
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,475
Series A, 5.25% 6/1/10 (FSA Insured)	1,000	1,094
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,622
Series C, 5.75% 12/1/05 (AMBAC Insured)	1,895	1,919
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	$ 3,475	$ 3,712
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,957
		21,621
Florida - 3.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (e)	880	937
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,808
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
3.35%, tender 9/1/05 (c)	14,200	14,213
5.25% 11/15/11	3,735	3,950
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	18,221
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,662
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,507
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,365	1,726
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,917
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (d)	2,000	2,220
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,520	1,677
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured)	2,000	2,065
		55,903
Georgia - 1.9%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,740
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,378
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,311
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,889
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender 4/1/06 (c)(d)	1,000	1,002
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	$ 1,500	$ 1,688
Columbia County Gen. Oblig. 5% 1/1/10 (FSA Insured)	1,500	1,621
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (AMBAC Insured)	1,440	1,605
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,033
5% 1/1/10 (FSA Insured)	3,370	3,620
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,309
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	5,001
Series 2005 V:
6.6% 1/1/18 (e)	35	43
6.6% 1/1/18 (MBIA Insured)	1,550	1,905
Gilmer County School District 4.75% 4/1/10	2,000	2,144
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/11 (MBIA Insured)	1,245	1,337
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	787
		36,413
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,700	4,418
Series 2001, 5.5% 7/1/06 (FGIC Insured) (d)	1,000	1,026
Hawaii Gen. Oblig. Series CY, 5.25% 2/1/10 (FSA Insured)	1,275	1,391
		6,835
Illinois - 11.0%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	759
Series A, 0% 12/1/16 (FGIC Insured)	1,000	625
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,679
(Neighborhoods Alive 21 Prog.):
Series A, 6% 1/1/28 (FGIC Insured)	1,815	2,051
6% 1/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	285	327
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,085
5.25% 1/1/33 (MBIA Insured)	3,000	3,183
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series C, 4% 1/1/09 (MBIA Insured)	$ 3,500	$ 3,608
5.25% 1/1/11 (FSA Insured)	2,070	2,273
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,311
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,175
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,102
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,880
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,870
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,197
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,458
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,389
6.25% 1/1/08 (Pre-Refunded to 1/1/07 @ 102) (d)(e)	1,005	1,074
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,709
Chicago Park District:
Series 2001 A, 5.5% 1/1/18 (FGIC Insured)	2,400	2,635
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,931
Series C, 5% 1/1/10 (AMBAC Insured)	1,000	1,077
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,470
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,115
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,653
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A, 4.25% 6/1/08 (AMBAC Insured)	3,545	3,589
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	5,000	5,432
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	1,828
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,258
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,704
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,370
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,458
0% 11/1/17	2,200	1,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	$ 2,200	$ 2,197
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,695
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,581
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,655
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,490	2,790
Series B:
3.1%, tender 7/1/07 (c)	3,600	3,607
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,433
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,060
5% 10/1/10	1,235	1,320
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,040
Illinois Gen. Oblig.:
First Series:
5.25% 4/1/10 (MBIA Insured)	2,495	2,731
5.25% 12/1/17 (FSA Insured)	1,000	1,108
5.375% 7/1/15 (MBIA Insured)	1,300	1,451
5.5% 8/1/10	1,400	1,551
5.5% 4/1/16 (FSA Insured)	1,000	1,121
5.5% 2/1/18 (FGIC Insured)	1,000	1,115
5.5% 8/1/19 (MBIA Insured)	1,250	1,401
5.5% 4/1/17 (MBIA Insured)	2,600	2,839
5.6% 4/1/21 (MBIA Insured)	2,800	3,061
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,071
7% 5/15/22	5,000	5,603
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,821
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,276
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,531
6% 6/15/20	1,600	1,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/15 (FGIC Insured)	$ 2,580	$ 2,923
5.75% 2/1/16 (FGIC Insured)	2,165	2,447
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/18 (AMBAC Insured)	4,555	2,569
5.5% 12/1/16 (MBIA Insured)	2,500	2,775
Lake Co. Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,695
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,014
0% 12/1/14 (FSA Insured)	5,180	3,550
0% 12/1/15 (FSA Insured)	3,810	2,488
Series D:
0% 12/1/09 (FSA Insured)	3,480	2,992
0% 12/1/10 (FSA Insured)	3,380	2,790
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,752
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	8,034
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	6,338
0% 6/15/16 (FGIC Insured)	2,050	1,312
0% 6/15/17 (FGIC Insured)	3,240	1,977
0% 6/15/20 (FGIC Insured)	1,300	684
0% 6/15/34 (MBIA Insured)	1,000	256
Series 2002 A, 0% 6/15/14 (FGIC Insured)	3,895	2,738
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)	1,000	1,102
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,300	1,415
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	685
		208,342
Indiana - 4.4%
Anderson Ind. School Bldg. Corp.:
5.5% 7/15/22 (FSA Insured)	2,210	2,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Anderson Ind. School Bldg. Corp.: - continued
5.5% 7/15/23 (FSA Insured)	$ 1,000	$ 1,118
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,260
5% 1/10/14 (FSA Insured)	1,180	1,297
5% 7/10/14 (FSA Insured)	1,215	1,341
5% 7/10/16 (FSA Insured)	1,180	1,287
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,544
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	3,971
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,120
5% 1/15/12 (MBIA Insured)	1,295	1,419
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,872
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,286
5.5% 7/15/12 (FSA Insured)	1,280	1,450
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,928
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.7%, tender 10/1/05 (c)(d)	2,025	2,022
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (c)	6,900	7,158
Indiana Trans. Fin. Auth. Hwy. Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	877
0% 6/1/18 (AMBAC Insured)	1,740	1,007
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,688
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,800
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,213
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,563
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,780
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	$ 2,210	$ 2,406
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,145
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,310
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,518
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,703
5.25% 7/15/27 (MBIA Insured)	1,310	1,427
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,130
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,853
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,852
5% 7/15/17 (FGIC Insured)	2,000	2,160
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,101
		83,306
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	3,000	3,048
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	2,800	2,889
Series C, 2.38%, tender 9/1/05 (c)	4,000	3,994
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity Leavenworth Health Svc. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,381
5.25% 12/1/11 (MBIA Insured)	1,805	1,924
Series II, 5.5% 11/1/19	1,000	1,129
5.5% 11/1/20	1,000	1,129
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (c)	2,500	2,496
		15,942
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	$ 1,645	$ 1,746
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,480
		4,226
Louisiana - 0.3%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	1,070	1,202
5.25% 3/1/16 (FSA Insured)	1,290	1,453
Jefferson Parish School Board 5.25% 2/1/14 (AMBAC Insured)	3,370	3,779
		6,434
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	3,310	3,756
Massachusetts - 3.5%
Massachusetts Bay Trans. Auth. Series A:
5.75% 7/1/18	260	290
5.75% 7/1/18 (Pre-Refunded to 7/1/10 @ 100) (e)	2,740	3,085
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,490
6.375% 8/1/15	2,460	2,766
6.375% 8/1/16	2,570	2,903
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,197
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,453
5.75% 6/15/13	3,000	3,352
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,453
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,223
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,427
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,078
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,075
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (Pre-Refunded to 1/1/14 @ 100) (e)	$ 5,500	$ 6,367
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	6,975	6,990
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	27
Springfield Gen. Oblig.:
5% 8/1/17 (MBIA Insured)	5,640	6,207
5.25% 8/1/14 (MBIA Insured)	5,000	5,642
		65,340
Michigan - 3.3%
Clarkston Cmnty. Schools 5.375% 5/1/22	1,000	1,116
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,965	2,205
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,198
5% 9/30/12 (MBIA Insured)	1,500	1,659
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,955
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,542
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	10,000	10,682
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	203
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,583
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	7,800	2,890
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,000	1,113
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,364
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (e)	800	906
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,084
5.5% 3/1/17	1,885	2,039
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,311
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	$ 1,915	$ 2,094
Michigan Muni. Bond Auth. Rev. Series G, 6.3% 11/1/05 (AMBAC Insured)	40	40
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	1,000	1,076
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,607
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,142
		62,060
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,340
5.625% 12/1/22	575	626
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,618
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,295
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,491
		12,370
Mississippi - 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,838
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	4,062
		5,900
Missouri - 0.8%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	2,900	3,191
Series A, 5% 2/1/08 (FGIC Insured)	1,905	2,006
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,141
5% 9/1/16 (FSA Insured)	2,030	2,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	$ 2,315	$ 2,516
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,658
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,189
		15,940
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	3,062
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Series 2003 A, 5% 1/1/10 (AMBAC Insured)	1,435	1,549
Nevada - 1.0%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,628
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,185
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	1,500	1,626
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (d)	5,735	5,935
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,133
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,538
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,639
Washoe County School District Gen. Oblig. 5% 6/1/10 (FGIC Insured)	1,400	1,517
		18,201
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (e)	1,150	1,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	$ 2,400	$ 2,401
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/07 (AMBAC Insured)	1,880	1,971
		5,695
New Jersey - 2.0%
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,302
New Jersey Gen. Oblig. Series 2005 N, 5.25% 7/15/10 (FGIC Insured) (b)	2,500	2,713
New Jersey Health Care Facilities Fing. Auth. Rev. (Atlantic City Med. Ctr. Proj.) 5.25% 7/1/05	2,250	2,250
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (c)	5,350	5,348
Series A:
5.6% 1/1/22 (Pre-Refunded to 1/1/10 @ 100) (e)	600	665
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (e)	520	577
New Jersey Trans. Trust Fund Auth.:
Series A, 5.25% 12/15/08 (MBIA Insured)	5,000	5,367
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,964
5.25% 12/15/11 (FGIC Insured)	4,900	5,435
5.25% 12/15/17 (FGIC Insured)	4,000	4,518
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	4,910	5,093
		38,232
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,490
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (d)	2,000	2,103
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (d)	2,075	2,131
		5,724
New York - 7.6%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,450
5.75% 5/1/19 (FSA Insured)	5,590	6,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/22 (FSA Insured)	$ 2,240	$ 2,532
5.75% 5/1/22 (FSA Insured)	8,525	9,920
5.75% 5/1/25 (FSA Insured)	1,715	1,984
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,779
5% 6/1/11	1,075	1,155
Metropolitan Trans. Auth. Rev. Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,521
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,090	3,189
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,501
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,799
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,124
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	1,700	1,917
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e)	305	333
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	850	918
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,121
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,035	2,335
Series 2003 I, 5.75% 3/1/16	2,100	2,374
Series 2005 J:
5% 3/1/12	3,020	3,272
5% 3/1/20	9,000	9,655
Series 2005 K, 5% 8/1/11	6,000	6,502
Series A, 5.25% 11/1/14 (MBIA Insured)	600	665
Series C:
5.75% 3/15/27 (FSA Insured)	1,145	1,292
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (e)	355	410
Series E, 6% 8/1/11	60	63
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,100
Series H, 5.75% 3/15/11 (FGIC Insured)	1,605	1,808
Series J, 5.875% 2/15/19	95	98
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	3,400	3,843
Series C, 7.5% 7/1/10	5,900	6,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	$ 1,400	$ 1,506
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,857
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	705	715
Series 2003 A, 5% 3/15/09	3,000	3,203
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,149
4.875% 6/15/20	2,200	2,291
5% 6/15/15	775	822
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	1,020	1,138
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	853
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	1,000	1,095
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	1,000	1,113
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	4,020
Series A1:
5% 6/1/11	10,000	10,192
5.25% 6/1/21 (AMBAC Insured)	2,200	2,403
5.25% 6/1/22 (AMBAC Insured)	3,450	3,762
5.5% 6/1/15	8,000	8,696
Series C1:
5.5% 6/1/14	2,700	2,898
5.5% 6/1/20	800	887
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,146
		143,416
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	7,620	8,134
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,275
		9,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - 2.2%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	$ 1,580	$ 1,767
5.25% 6/1/20 (AMBAC Insured)	1,520	1,675
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.):
Series 2004 B, 4% 6/1/06	1,200	1,215
Series B, 5.25% 6/1/17	1,400	1,564
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,196
Series A:
5.5% 1/1/11	1,565	1,695
5.75% 1/1/26	1,000	1,064
Series B:
5.875% 1/1/21 (MBIA Insured)	5,800	6,158
6% 1/1/06	5,250	5,320
6.125% 1/1/09	2,120	2,294
Series C:
5.25% 1/1/10	2,630	2,798
5.5% 1/1/07	500	516
5.5% 1/1/07 (MBIA Insured)	2,340	2,435
Series D:
5.375% 1/1/10	3,315	3,544
6% 1/1/09	3,240	3,399
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,729
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1992, 7.25% 1/1/07	1,300	1,376
		41,745
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	4,152
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,191
		5,343
Ohio - 1.2%
Bowling Green Univ. Gen. Receipts 5.75% 6/1/13 (Pre-Refunded to 6/1/10 @ 101) (e)	1,125	1,274
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	2,000	2,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	$ 1,060	$ 1,200
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	3,400	3,785
Ohio Air Quality Dev. Auth. Rev.:
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (c)	2,200	2,200
Series 2002 A, 3.5%, tender 1/1/06 (c)	1,000	1,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	6,000	6,005
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (c)	1,700	1,701
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	1,000	1,128
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,616
		22,098
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	793
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,192
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	2,350	2,729
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	3,700	3,935
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,455
5.5% 10/1/20 (FGIC Insured)	1,550	1,755
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,439
		17,298
Oregon - 0.7%
Beaverton School District #48J, Washington and Multnomah Counties Series B, 5% 6/1/10 (FSA Insured)	1,455	1,574
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/18 (FSA Insured)	1,800	1,965
Jackson County School District #9, Eagle Point 5.625% 6/15/16 (Pre-Refunded to 6/15/11 @ 100) (e)	2,040	2,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (e)	$ 1,000	$ 1,109
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	1,320	1,412
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (Pre-Refunded to 8/1/10 @ 100) (e)	1,000	1,126
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	1,520	1,708
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	1,950	2,192
		13,400
Pennsylvania - 2.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,070
5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,328
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series B, 5.25% 7/1/06 (MBIA Insured)	3,085	3,160
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,396
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,475
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,564
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	5,665	5,676
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,244
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,839
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,383
6.5% 11/1/16 (d)	1,100	1,207
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	1,200	1,203
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,536
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	$ 2,500	$ 2,837
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,098
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,727
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,299
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,513
		44,014
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	1,000	1,027
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,909
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,548
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,713
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (d)	2,000	2,006
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,644
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (b)	1,800	1,956
Series 2005 B, 5% 1/1/10 (MBIA Insured) (b)	3,000	3,214
Series A:
5.5% 1/1/14 (FGIC Insured) (b)	1,300	1,478
5.5% 1/1/16 (FGIC Insured) (b)	2,705	3,109
York County School District #4 Series B, 5% 3/1/10 (FGIC Insured)	1,825	1,979
		26,556
South Dakota - 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	2,000	2,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - continued
Minnehaha County Gen. Oblig.: - continued
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	$ 2,115	$ 2,359
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,616
		7,210
Tennessee - 1.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,235	1,386
6.25% 1/1/13 (MBIA Insured)	1,700	2,009
7.25% 1/1/10 (MBIA Insured)	8,000	9,329
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,899
5% 9/1/11 (MBIA Insured)	1,835	1,998
5% 9/1/13 (MBIA Insured)	2,010	2,209
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (e)	1,200	1,346
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (e)	1,600	1,803
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,186
		23,165
Texas - 18.1%
Alief Independent School District Series 2004 B, 5% 2/15/09	2,000	2,134
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,134
Arlington Independent School District 0% 2/15/07	1,570	1,495
Austin Cmnty. College District 5% 8/1/18 (AMBAC Insured)	1,000	1,085
Austin Independent School District:
5.25% 8/1/11 (b)	3,515	3,783
5.7% 8/1/11	1,070	1,105
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,318
0% 11/15/12 (AMBAC Insured)	2,000	1,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	$ 1,365	$ 1,523
5.375% 5/1/16 (FSA Insured)	1,425	1,584
5.375% 5/1/17 (FSA Insured)	1,490	1,650
Birdville Independent School District:
0% 2/15/12	4,150	3,240
5% 2/15/10	1,200	1,295
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	8,180	8,299
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,684
Cedar Hill Independent School District 0% 8/15/07	1,465	1,377
Clint Independent School District 5.5% 8/15/18	1,000	1,117
Corpus Christi Gen. Oblig.:
5% 3/1/09 (AMBAC Insured)	1,505	1,607
5% 3/1/10 (AMBAC Insured)	1,565	1,690
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,424
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,342
5.75% 2/15/17	1,500	1,698
Dallas County Gen. Oblig. Series A:
0% 8/15/06	3,500	3,392
0% 8/15/07	3,605	3,387
Dallas Independent School District Series 2005, 5.25% 8/15/11 (b)	2,000	2,209
Del Valle Independent School District:
5% 2/1/15	2,015	2,217
5% 2/1/16	2,195	2,406
5.5% 2/1/10	1,275	1,402
5.5% 2/1/11	1,350	1,503
Denton County Gen. Oblig.:
5% 7/15/13 (FSA Insured)	1,195	1,320
5% 7/15/14 (FSA Insured)	3,570	3,921
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured)	3,100	3,381
Fort Worth Independent School District 5% 2/15/12	1,500	1,644
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,180
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/11 (FSA Insured)	4,060	4,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Garland Independent School District:
Series A:
4% 2/15/17	$ 3,505	$ 3,516
5% 2/15/10	1,000	1,079
5.5% 2/15/12	2,180	2,396
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,282
Harlandale Independent School District 5.5% 8/15/35	1,400	1,520
Harris County Gen. Oblig.:
(Toll Road Proj.):
Series A, 0% 8/15/18 (Pre-Refunded to 8/15/09 @ 53.836) (e)	7,500	3,547
0% 10/1/14 (MBIA Insured)	8,530	5,901
0% 10/1/16 (MBIA Insured)	6,180	3,878
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14	2,500	2,728
5.625% 2/15/15	2,680	2,920
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,120
5.5% 3/1/18 (FGIC Insured)	1,140	1,269
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,444
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,215
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	269
Houston Independent School District:
Series A, 0% 8/15/11	13,740	10,996
0% 8/15/10 (AMBAC Insured)	2,200	1,845
0% 8/15/15	2,000	1,319
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,160
0% 12/1/11 (AMBAC Insured)	8,250	6,557
Humble Independent School District 0% 2/15/10	2,320	1,980
Katy Independent School District Series A, 0% 2/15/07	2,550	2,429
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,000	598
Series A, 0% 8/15/12	1,590	1,215
La Joya Independent School District 5.75% 2/15/17	2,200	2,434
Lamar Consolidated Independent School District 5.25% 2/15/14	3,750	3,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	$ 2,225	$ 2,389
5.25% 2/15/13 (FGIC Insured)	1,335	1,354
Leander Independent School District 7.5% 8/15/05	600	603
Lewisville Independent School District 0% 8/15/08	5,000	4,428
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (e)	615	552
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,626
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,749
5.5% 2/15/14	2,280	2,527
5.5% 2/15/15	2,270	2,546
5.5% 2/15/16	3,450	3,869
5.5% 2/15/18	1,000	1,103
5.5% 2/15/19	2,530	2,786
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,343
Mesquite Independent School District 5.375% 8/15/11	1,500	1,599
Midway Independent School District 0% 8/15/19	1,400	756
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/19 (FSA Insured)	4,000	4,480
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,120
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,080
5.5% 8/15/26 (FGIC Insured)	1,225	1,361
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,256
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,932
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,261
5.5% 2/15/13	1,090	1,211
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,368
5.5% 2/15/16	470	520
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	594
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,140
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000	1,127
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Pflugerville Independent School District: - continued
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	$ 500	$ 564
5.75% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (e)	2,000	2,255
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	1,210	1,330
Rio Grande City Consolidated Independent School District:
5.875% 8/15/20 (Pre-Refunded to 8/15/10 @ 100) (e)	2,605	2,952
5.875% 8/15/22 (Pre-Refunded to 8/15/10 @ 100) (e)	2,925	3,315
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,153
5.375% 2/15/18	1,370	1,510
5.625% 2/15/11	3,865	4,330
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (e)	1,940	2,189
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (e)	1,510	1,704
0% 2/15/07	7,645	7,282
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,132
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,188
San Antonio Elec. & Gas Systems Rev.:
5.375% 2/1/17	3,495	3,857
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,791
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,553
San Antonio Muni. Drain Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,951
5.25% 2/1/14 (MBIA Insured)	1,835	2,068
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17	1,000	1,110
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,474
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,305
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,968
5.375% 2/1/18	1,400	1,527
Spring Independent School District 0% 2/15/07	5,900	5,620
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,304
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	$ 6,885	$ 7,389
5.375% 8/1/10 (d)	1,900	2,069
5% 8/1/09 (d)	5,000	5,101
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,079
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,198
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,395
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,217
6.5% 1/1/07 (FGIC Insured)	5,090	5,370
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,838
Series B, 5.625% 7/15/21	2,010	2,198
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000	4,557
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/09 (MBIA Insured)	3,060	3,322
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5.5% 2/1/19 (MBIA Insured)	1,000	1,116
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,267
Waxahachie Independent School District:
0% 8/15/14	1,460	1,012
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,082
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,570
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,313
White Settlement Independent School District 5.75% 8/15/34	1,000	1,127
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	39
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	3,265	3,660
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,589
Yselta Independent School District 0% 8/15/11	1,100	880
		341,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	$ 1,000	$ 1,072
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,591
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/06 (AMBAC Insured)	3,500	3,381
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,974
		13,018
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,185
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,347
		4,532
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,000	1,004
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,963
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	1,380	1,419
5.85% 5/1/08 (d)	1,370	1,410
		6,796
Washington - 8.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,662
0% 6/1/24 (MBIA Insured)	1,505	612
0% 6/1/29 (MBIA Insured)	5,600	1,736
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,087
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,447
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,776
5.25% 1/1/11 (FSA Insured)	1,715	1,892
5% 1/1/09 (MBIA Insured)	1,265	1,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Clark County Pub. Util. District #1 Elec. Rev.: - continued
5% 1/1/10 (MBIA Insured)	$ 2,000	$ 2,159
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,244
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,596
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	502
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,607
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,229
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,322
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,100
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,108
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	8,119
5.5% 1/1/17 (FSA Insured)	2,565	2,864
5.5% 1/1/18 (FSA Insured)	3,010	3,344
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	6,225	6,558
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,321
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,988
Series D, 5.75% 11/1/06 (FGIC Insured) (d)	3,660	3,799
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000	1,102
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,770
4.5% 12/1/09 (FGIC Insured)	855	902
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,228
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,170
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	3,800	4,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	$ 6,415	$ 5,051
0% 12/1/12 (FGIC Insured)	6,830	5,143
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,538
Series 2001 C, 5.25% 1/1/16	3,000	3,287
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,360
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,864
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,398
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,274
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	10,052
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,748
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,244
0% 7/1/10	16,000	13,327
0% 7/1/10	2,250	1,874
0% 7/1/12 (MBIA Insured)	4,000	3,027
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,919
		151,901
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	687
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,305	2,445
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,636
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,120
Menasha Joint School District:
5.5% 3/1/19 (e)	970	1,101
5.5% 3/1/19 (FSA Insured)	60	66
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured) (b)	$ 2,500	$ 2,687
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,117
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,949
5.75% 8/15/12	1,760	1,978
6% 8/15/16	1,000	1,121
6.25% 8/15/22	1,600	1,780
		17,000
TOTAL MUNICIPAL BONDS (Cost $1,785,850)		1,854,358
Municipal Notes - 0.4%

Michigan - 0.4%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 4.4%, VRDN (c) (Cost $7,000)	7,000	7,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,792,850)		1,861,358
NET OTHER ASSETS - 1.3%		24,927
NET ASSETS - 100%		$ 1,886,285
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.646% with Merrill Lynch, Inc.	Sept. 2010	$ 20,000	$ (389)
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.0%
Electric Utilities	14.4%
Transportation	11.0%
Health Care	8.8%
Escrowed/Pre-Refunded	8.0%
Water & Sewer	5.5%
Others* (individually less than 5%)	13.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,792,850) - See accompanying schedule		$ 1,861,358
Cash		60,622
Receivable for investments sold		429
Receivable for fund shares sold		2,197
Interest receivable		24,768
Prepaid expenses		4
Other receivables		84
Total assets		1,949,462

Liabilities
Payable for investments purchased Regular delivery	$ 37,657
Delayed delivery	20,829
Payable for fund shares redeemed	1,906
Distributions payable	1,727
Swap agreements, at value	389
Accrued management fee	476
Other affiliated payables	160
Other payables and accrued expenses	33
Total liabilities		63,177

Net Assets		$ 1,886,285
Net Assets consist of:
Paid in capital		$ 1,812,923
Undistributed net investment income		163
Accumulated undistributed net realized gain (loss) on investments		5,080
Net unrealized appreciation (depreciation) on investments		68,119
Net Assets, for 185,994 shares outstanding		$ 1,886,285
Net Asset Value, offering price and redemption price per share ($1,886,285 ÷ 185,994 shares)		$ 10.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 38,663

Expenses
Management fee	$ 2,851
Transfer agent fees	758
Accounting fees and expenses	163
Independent trustees' compensation	4
Custodian fees and expenses	15
Registration fees	54
Audit	29
Legal	2
Miscellaneous	10
Total expenses before reductions	3,886
Expense reductions	(209)	3,677
Net investment income		34,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,341
Futures contracts	105
Total net realized gain (loss)		5,446
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,849)
Futures contracts	(176)
Swap agreements	(389)
Total change in net unrealized appreciation (depreciation)		(5,414)
Net gain (loss)		32
Net increase (decrease) in net assets resulting from operations		$ 35,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,986	$ 69,882
Net realized gain (loss)	5,446	8,345
Change in net unrealized appreciation (depreciation)	(5,414)	(16,385)
Net increase (decrease) in net assets resulting from operations	35,018	61,842
Distributions to shareholders from net investment income	(35,007)	(69,814)
Distributions to shareholders from net realized gain	(1,816)	(6,735)
Total distributions	(36,823)	(76,549)
Share transactions Proceeds from sales of shares	256,485	490,876
Reinvestment of distributions	25,830	52,974
Cost of shares redeemed	(207,250)	(514,451)
Net increase (decrease) in net assets resulting from share transactions	75,065	29,399
Redemption fees	10	36
Total increase (decrease) in net assets	73,270	14,728

Net Assets
Beginning of period	1,813,015	1,798,287
End of period (including undistributed net investment income of $163 and undistributed net investment income of $297, respectively)	$ 1,886,285	$ 1,813,015
Other Information Shares
Sold	25,366	48,236
Issued in reinvestment of distributions	2,555	5,225
Redeemed	(20,537)	(50,908)
Net increase (decrease)	7,384	2,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78	$ 9.41
Income from Investment Operations
Net investment income D	.192	.395	.410	.427	.456F	.478
Net realized and unrealized gain (loss)	- G	(.022)	.120	.444	.073F	.368
Total from investment operations	.192	.373	.530	.871	.529	.846
Distributions from net investment income	(.192)	(.395)	(.410)	(.431)	(.459)	(.476)
Distributions from net realized gain	(.010)	(.038)	(.140)	(.060)	-	-
Total distributions	(.202)	(.433)	(.550)	(.491)	(.459)	(.476)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-D,G	-D,G	-
Net asset value, end of period	$ 10.14	$ 10.15	$ 10.21	$ 10.23	$ 9.85	$ 9.78
Total ReturnB,C	1.92%	3.74%	5.30%	9.02%	5.48%	9.26%
Ratios to Average Net AssetsE
Expenses before expense reductions	.43%A	.43%	.44%	.45%	.46%	.50%
Expenses net of voluntary waivers, if any	.43%A	.43%	.44%	.45%	.46%	.50%
Expenses net of all reductions	.40%A	.42%	.43%	.42%	.39%	.49%
Net investment income	3.83%A	3.89%	4.00%	4.24%	4.60%F	5.03%
Supplemental Data
Net assets, end of period (in millions)	$ 1,886	$ 1,813	$ 1,798	$ 1,758	$ 1,487	$ 1,216
Portfolio turnover rate	27%A	26%	31%	31%	32%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005 the Board of Trustees approved a change in the name of Spartan Intermediate Municipal Income Fund to Fidelity Intermediate Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 70,850
Unrealized depreciation	(1,979)
Net unrealized appreciation (depreciation)	$ 68,871
Cost for federal income tax purposes	$ 1,792,487

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $274,105 and $242,557, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the fund's average net assets plus an income based fee of 5% of the fund's gross income throughout the month. For the period, the total annualized management fee rate was .31% of average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $100 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $14 and $195, respectively.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders,

Semiannual Report

with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

**Spartan Int. Muni Income Fund Performance Summary vs. Lipper Objective (%):**

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.5
3.7
3.1
2.1
1 Year
25
20
15
10
5
0
20.6
19.1
17.5
14.5
3 Year
45
40
35
30
25
20
15
10
5
0
41.6
37.2
34.2
29.7
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 95% 93% 91%

**Lipper Objective: Intermediate Municipal Debt**

**SEC Benchmark: LB Municipal Bond**

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% would mean that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

**Spartan Intermediate Municipal Income**

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan Interm Muni Income
51 52 37
51 51 35
51 52 33
52 51 32
50 50 32
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

| | | | | | |
|---|---|---|---|---|---|
| TMG % | 12% | 11% | 9% | 8% | 9% |
| Funds/Classes | 107 | 106 | 103 | 106 | 103 |
| ASPG Quadrant | 1st | 1st | 1st | 1st | 1st |

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LIM-USAN-0805
1.787784.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 23, 2005